SIGNIFICANT ACCOUNTING POLICIES - Property, Plant and Equipment (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Inventory Valuations
LIFO inventory as percentage of consolidated inventory	33.00%	31.00%
Property, Plant and Equipment
Total depreciation expense	$ 569.1	$ 535.9	$ 500.1
Buildings and Leasehold Improvements | Minimum
Property, Plant and Equipment
Estimated useful life	5 years
Buildings and Leasehold Improvements | Maximum
Property, Plant and Equipment
Estimated useful life	40 years
Machinery and Equipment | Minimum
Property, Plant and Equipment
Estimated useful life	3 years
Machinery and Equipment | Maximum
Property, Plant and Equipment
Estimated useful life	20 years
Merchandising and Customer Equipment | Minimum
Property, Plant and Equipment
Estimated useful life	3 years
Merchandising and Customer Equipment | Maximum
Property, Plant and Equipment
Estimated useful life	20 years
Capitalized Software | Minimum
Property, Plant and Equipment
Estimated useful life	3 years
Capitalized Software | Maximum
Property, Plant and Equipment
Estimated useful life	7 years